Business Acquisitions and Development Projects - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended					1 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended				12 Months Ended				0 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Class B members	Dec. 31, 2012 Class B members Gamesa Corporacion Tecnologica, S.A.	Dec. 31, 2012 Class A members	Dec. 31, 2012 Minimum Class B members	Dec. 31, 2012 Minimum Class A members	Dec. 31, 2012 Maximum Class B members	Dec. 31, 2012 Maximum Class A members	Jul. 03, 2012 Granite State CAD	Jul. 03, 2012 EnergyNorth Natural Gas Inc CAD	Aug. 01, 2012 Midwest Gas Utilities USD ($)	Aug. 01, 2012 Midwest Gas Utilities CAD	Dec. 31, 2012 Midwest Gas Utilities CAD	Dec. 10, 2012 Sandy Ridge	Jul. 01, 2012 Sandy Ridge USD ($) MW	Jul. 01, 2012 Sandy Ridge CAD MW	Dec. 31, 2012 Sandy Ridge CAD	Oct. 31, 2012 Sandy Ridge USD ($)	Dec. 10, 2012 Sandy Ridge Additional USD ($)	Dec. 10, 2012 Senate USD ($) MW	Dec. 10, 2012 Senate CAD MW	Jul. 01, 2012 Senate	Dec. 31, 2012 Senate CAD	Dec. 10, 2012 Senate Additional USD ($)	Dec. 10, 2012 Minonk USD ($) MW	Dec. 10, 2012 Minonk CAD MW	Jul. 01, 2012 Minonk	Dec. 31, 2012 Minonk CAD	Dec. 10, 2012 Minonk Additional USD ($)	Dec. 31, 2012 Shady Oaks USD ($)	Jan. 31, 2013 Shady Oaks Subsequent Event MW	Dec. 31, 2012 Shady Oaks Installment One USD ($)	Dec. 31, 2012 Shady Oaks Installment Two USD ($)	Jan. 02, 2013 Shady Oaks Assumed Debt Subsequent Event USD ($)	Dec. 31, 2012 Shady Oaks Minimum USD ($)	Dec. 31, 2012 Shady Oaks Maximum USD ($)	Feb. 01, 2013 Arkansas Regulated Water Utility Subsequent Event USD ($)	Aug. 08, 2012 Atmos USD ($)	Dec. 31, 2012 Granite State and EnergyNorth CAD	Jul. 31, 2012 Granite State and EnergyNorth USD ($)	Jul. 03, 2012 Granite State and EnergyNorth CAD	Dec. 31, 2012 Calpeco CAD	Jan. 31, 2012 Ontario Power Authority CAD MW	Feb. 11, 2013 New England Gas Subsequent Event USD ($)
Acquisitions And Development [Line Items]
Acquired controlling interest			60.00%	40.00%						100.00%	100.00%					51.00%	51.00%		7.75%	1.25%	58.75%	58.75%			1.25%	58.75%	58.75%			1.25%													49.99%
Acquisition purchase price										83,050	216,451	$ 128,223	128,890			$ 29,749	30,121		$ 4,521	$ 3,100	$ 145,544	143,652			$ 3,100	$ 88,801	87,646			$ 3,100								$ 27,600	$ 140,660		$ 295,805	299,501	38,756		$ 74,000
Weighted average useful life of assets acquired										40 years	28 years	30 years	30 years			32 years	32 years						32 years					32 years
Contributed revenue	4,096													25,936				2,132						1,179					785											86,993
Contributed Loss	(449)													1,229				(353)						50					(146)											354
Ac solar project																50	50				150.0	150.0				200.0	200.0					109.5												10
Total controlling interest															60.00%						60.00%	60.00%				60.00%	60.00%
Internal rate of return , target maximum period						5 years	8 years	7 years	10 years
Percentage of operating cash allocation					65.00%
Contract term																																												20 years
Rate per MWh																																												443
Consideration for development rights																																												4,500
Additional contingent consideration																																												3,500
Achieved mile stone																																												2,000
Long-term debt acquired										661	962		1,841																						150,000							1,623
Current portion of long term debt	1,768	1,624																															25,000	3,000
Long term debt payable date																																	Jun. 30, 2013	Nov. 15, 2013
Semi-annual principal repayment , period																															11 years
Semi-annual principal repayment , installment																																				3,000	6,000
Final principal repayment																															$ 20,000
Debt interest rate																															2.80%